CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income (loss)	$ 93	$ (127)	$ (134)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(214)	(127)	(51)
Net investment and cash flow hedges	132	(44)	(61)
Taxes on the above items	(13)	(8)	1
Reclassification to profit or loss	46	44	10
Other comprehensive income that will be reclassified to profit or loss, net of tax	(49)	(135)	(101)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	264	(90)	(95)
Taxes on the above items	(12)	4	1
Total other comprehensive income (loss)	203	(221)	(195)
Comprehensive income (loss)	296	(348)	(329)
Attributable to:
Brookfield Business Partners	83	(205)	(172)
Non-controlling interests	$ 213	$ (143)	$ (157)